Prospectus Supplement                                 50586 2/99
dated February 8, 1999 to:
_________________________________________________________________
PUTNAM INTERNATIONAL VOYAGER FUND (the "fund")
Prospectus dated December 30, 1998

The third paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Investment Management, Inc. ("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown:


Manager                   Year         Experience
---------------           -------      -------------------------
Joseph P. Joseph          1999         Employed by Putnam
Managing Director                      Management since
                                       1994.  Prior to October
                                       1994, Mr. Joseph was
                                       employed by Vert
                                       Independent Capital
                                       Research Inc.

Omid Kamshad              1997         Employed by Putnam
Managing Director                      Management since
                                       1996. Prior to January
                                       1996, Mr. Kamshad was
                                       employed by Lombard Odier
                                       International, and prior
                                       to April 1995, he was
                                       employed by Baring Asset
                                       Management Company.

Joshua L. Byrne           1997         Employed by Putnam
Senior Vice President                  Management since 1993.

Nigel P. Hart             1997         Employed by Putnam
Vice President                         Management since
                                       1997. Prior to November
                                       1997, Mr. Hart was
                                       employed by IAI
                                       International.